Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2024	2023
Furniture and office equipment	387,374	118,936
Total	387,374	118,936
Less accumulated depreciation	(69,864)	(29,990)
Property and equipment, net	317,510	88,946